UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Growth Equity Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$470,006,016

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$993,844,836

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$591,358,453

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$1,585,203,289

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(1,115,197,273)

	(vi)	Redemption credits available for use in future years	$(1,115,197,273)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under
	the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
	of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other
	units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form
	is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		N/A

		Method of Delivery:

		Wire Transfer

		Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Flexible Equity Fund

3.	Investment Company Act File Number: 811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	$158,903,658

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$154,150,148

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$-

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$154,150,148

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$4,753,510

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$550.93

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	550.93

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Equity Income Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			39,373,583

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$62,415,094

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$67,901,486

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$130,316,580

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(90,942,997)

	(vi)	Redemption credits available for use in future years	$(90,942,997)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under
	the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
	of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other
	units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form
	is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		N/A

		Method of Delivery:

		Wire Transfer

		Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Sustainable Growth Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	162,987,211

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$143,974,941

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$-

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$143,974,941

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$19,012,270

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$2,203.52

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	2,203.52

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Small-Cap Growth Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	285,702,046

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$94,133,112

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$3,559,134

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$97,692,246

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$188,009,800

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$21,790.34

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	21,790.34

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Small-Cap Fundamental Value Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	337,704,874

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$314,632,983

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$-

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$314,632,983

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$23,071,891

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$2,674.03

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	2,674.03

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Global Leaders Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	10,455,238

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$3,139,577

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$-

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$3,139,577

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$7,315,661

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$847.89

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	847.89

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Intermediate Income Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			25,927,279

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$34,238,871

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$153,811,964

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$188,050,835

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(162,123,556)

	(vi)	Redemption credits available for use in future years	$(162,123,556)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under
	the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
	of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other
	units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form
	is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		N/A

		Method of Delivery:

		Wire Transfer

		Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Total Return Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	53,162,877

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$27,169,256

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$-

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$27,169,256

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$25,993,621

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$3,012.66

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	3,012.66

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Strategic Bond Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	90,952,593

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$17,004,732

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$19,100,041

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$36,104,773

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$54,847,820

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$6,356.86

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	6,356.86

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Maryland Bond Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			100,317,674

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$97,065,553

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$70,015,978

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$167,081,531

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(66,763,857)

	(vi)	Redemption credits available for use in future years	$(66,763,857)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under
	the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
	of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other
	units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form
	is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		N/A

		Method of Delivery:

		Wire Transfer

		Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Tax Exempt Bond Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	143,150,542

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$111,448,107

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$-

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$111,448,107

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$31,702,435

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$3,674.31

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	3,674.31

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory Mortgage Securities Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			92,528,683

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$115,815,869

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$-

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$115,815,869

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(23,287,186)

	(vi)	Redemption credits available for use in future years	$(23,287,186)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory - WMC Strategic European Equity Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			206,614,566

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$298,153,882

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$-

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$298,153,882

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(91,539,316)

	(vi)	Redemption credits available for use in future years	$(91,539,316)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory - WMC Japan Alpha Opportunities Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			1,047,495,944

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$2,223,121,525

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$-

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$2,223,121,525

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(1,175,625,581)

	(vi)	Redemption credits available for use in future years	$(1,175,625,581)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory - Somerset Emerging Markets Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			120,634,525

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$132,472,805

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$-

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$132,472,805

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$(11,838,280)

	(vi)	Redemption credits available for use in future years	$(11,838,280)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$-

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

				+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB NUMBER:	3235-0456
Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
FORM 24F-2	hours per response	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
Brown Advisory Funds
901 South Bond Street Suite 400
Baltimore, MD 21231

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Brown Advisory - Macquarie Asia New Stars Fund

3.	Investment Company Act File Number:
811-22708

Securities Act File Number:
333-181202

4(a).	Last day of fiscal year for which this Form is filed:
June 30, 2017

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	97,021,204

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$85,923,690

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:	$-

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$85,923,690

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$11,097,514

(vi)	Redemption credits available for use in future years	$(-)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
Instruction C.9):	X	0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):	=	$1,286.20

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

+$	-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	1,286.20

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 9/8/2017

Method of Delivery:

X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason T. Meix

Jason T. Meix, Principal Financial Officer / Treasurer

Date	August 29, 2017

* Please print the name and title of the signing officer below the signature.